12. WARRANT SUMMARY (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeoneMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.10
Warrants Outstanding and Exercisable Exercise Price $	$ 0.11
Warrants Outstanding and Exercisable Number of Shares	15,916,785
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	2 years 1 month 2 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.10
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeTwoMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.20
Warrants Outstanding and Exercisable Exercise Price $	$ 0.30
Warrants Outstanding and Exercisable Number of Shares	1,630,000
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	3 years 6 months
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.25
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeThreeMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.38
Warrants Outstanding and Exercisable Exercise Price $	$ 0.39
Warrants Outstanding and Exercisable Number of Shares	1,330,636
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	5 years 25 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.39
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFourMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.40
Warrants Outstanding and Exercisable Exercise Price $	$ 0.45
Warrants Outstanding and Exercisable Number of Shares	2,065,000
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	1 year 6 months 22 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.42
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFiveMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.70
Warrants Outstanding and Exercisable Number of Shares	815,000
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	3 years 6 months
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.70
WarrantMember
Warrants Outstanding and Exercisable Number of Shares	21,757,421